WRITER’S DIRECT DIAL: (212) 424-8649

July 5, 2005

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

               Re: Fidelity National Title Group, Inc.

Ladies and Gentlemen:

     On behalf of Fidelity National Title Group, Inc. and in connection with the registration under the Securities Act of 1933, as amended, of shares of Class A Common Stock of Fidelity National Title Group, Inc., par value of $0.0001 per share, transmitted for filing is the Registration Statement on Form S-1. A copy of this Registration Statement has been manually signed in accordance with Rule 302 of Regulation S-T, and the signature pages thereto will be retained by Fidelity National Title Group, Inc. for a period of five years.

     The filing fee in the amount of $55,898 has been wire-transferred to the Commission’s account with Mellon Bank.

     Please contact myself or Robert S. Rachofsky at (212) 424-8088 with any questions.

Very truly yours,

LeBoeuf, Lamb, Greene & MacRae LLP
Counsel for Fidelity National Title Group, Inc.

By:	/s/ Kevin P. Hands, Esq.
Kevin P. Hands, Esq.